MERRILL LYNCH
GLOBAL SMALLCAP
FUND, INC.







FUND LOGO







Quarterly Report

September 30, 1995






This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus.
Past performance results shown in this report should not be considered a representation of future performance.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
Global SmallCap
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011




MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.


Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Andrew John Bascand, Vice President
Donald C. Burke, Vice President
Kenneth Chiang, Vice President
Adrian Holmes, Vice President
Grace Pineda, Vice President
James Russell, Vice President
Dennis W. Stattman, Vice President
Gerald M. Richard, Treasurer
Robert Harris, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
Transfer Agency Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863



Merrill Lynch
Global SmallCap
Fund, Inc.
Management Team

Andrew John Bascand--Senior Portfolio Manager/Asset
Allocator. As the Fund's Asset Allocator, Mr. Bascand is primarily responsible for determining the allocation of the Fund's assets among equity markets in the United States, Europe, the emerging markets and the Pacific Basin.

Kenneth Chiang--Co-Portfolio Manager--Emerging Markets
Investments. Mr. Chiang is primarily responsible for the Fund's investments in emerging markets in Asia.

Adrian Holmes--Co-Portfolio Manager--European
Investments. Mr. Holmes is primarily responsible for the Fund's European investments.

Grace Pineda--Co-Portfolio Manager--Emerging Markets Investments.
Ms. Pineda is primarily responsible for investments in emerging markets in Europe and Latin America.

James Russell--Co-Portfolio Manager--Japanese Investments.
Mr. Russell is primarily responsible for the Fund's Japanese investments.

Dennis Stattman--Co-Portfolio Manager--US Investments.
Mr. Stattman is primarily responsible for the Fund's investments in the United States.

DEAR SHAREHOLDER

The September quarter was marked
by a significant easing of monetary
policy in Japan. A decline in Japanese
interest rates, and a sharp recovery
in the US dollar and Deutschemark
relative to the yen, impacted small
cap equity performance. In the aggre-
gate, global small cap equity returns,
as measured by the unmanaged
Salomon Brothers Extended Market
Index (SEMI), were +6.8% in US
dollar terms over the quarter. Small
cap issues slightly outperformed large
cap issues which rose by 5.7% over
the quarter, as measured by the
Financial Times/S&P--Actuaries
World Index.

The strongest market in local cur-
rency terms was Japan, where small
cap issues rose by 19%. Elsewhere,
US and UK small cap equities rose by
around 10%, while equity markets in
Continental Europe, the Pacific Basin
(excluding Japan), and emerging
economies were generally weak.

The Fund performed in line with the
benchmark as the positive impact of
overweighted positions in the US
dollar and Japanese equities were
offset by an underweighted US equity
position and the underperformance
of stock selections in Europe. For
the quarter ended September 30,
1995, total returns for Class A,
Class B, Class C and Class D Shares
were +6.28%, +6.00%, +6.00%
and +6.17%, respectively. (Results
shown do not reflect sales charges, and
would be lower if sales charges were
included. Complete performance
information, including aggregate
total returns, can be found on
pages 4 and 5 of this report to
shareholders.)

Portfolio Changes
Our strategic investment stance
remained unchanged over the Sep-
tember quarter. Most significantly, we
continued to favor Japanese small
caps over US small caps. Additionally,
we continued to invest in a broad
range of emerging markets issues to
provide diversified exposure to
potentially more dynamic growth
opportunities. Over the course of the
September quarter, we tactically
increased the Fund's exposure to
Continental European and emerging
European small cap issues, reflecting
our expectation of continued Euro-
pean economic expansion and the
underperformance of this region
during the previous three months.
We reduced the Fund's exposure
to Latin American and Canadian
small cap issues, switching exposure
to Hong Kong and Korean small
cap issues.

Specific equity purchases during the
September quarter included Korea
Mobile Telecommunications Corp.,
Pohang Iron & Steel Company, Ltd.
and Samsung Electronics Co., and the
Portuguese stock Efacec Fabril de
Maquinas Electricas, S.A. In devel-
oped markets, significant purchases
included Scandinavian companies
Rottneros Bruk AB Free and America
Group Ltd. and US companies Neorx
Corp., Progress Software Corporation,
Newpark Resources, Inc. and Ampal-
American Israel Corp. During the
quarter, we reduced or eliminated
positions in British Columbia Gas
Inc., Ace, Ltd., Micro Focus Group
PLC, Symantec Corp. and Charter
One Financial, Inc.

These asset allocation and stock
changes resulted in our increasing
the Fund's European equity weighting
to 32% at the outset of the September
quarter from 29% of net assets at
September 30, 1995, and its Pacific
Basin equity weighting to 8% from 6%
over the same period. The Japanese
and US equity weightings remained
largely unchanged at 27% and 21%,
respectively. Overall, the Fund's
effective equity exposure rose to 93%
from 88%.

During the September quarter, we
retained an overweight US dollar
stance. Including currency options
and forward positions, the Fund's
average US dollar bloc position was
around 64%, about 13% overweighted
as compared to the unmanaged bench-
mark US dollar bloc weight.


Economic and Investment
Environment
US economic trends are still signifi-
cantly impacting on the international
investment environment. During the
six-month period ended September
30, 1995, the US Federal Reserve
Board eased the Federal Funds rate
by 25 basis points (0.25%). However,
in the immediate aftermath, US
economic indicators identified a
stronger activity path and expecta-
tions of further interest rate cuts
dissipated.

Perhaps more significantly, economic
data in Japan, Germany and the
United Kingdom portrayed a weaker-
than-expected tone. Against the back-
ground of the previous sharp yen and
Deutschemark appreciation in March
and April, the weaker-than-expected
economic data caused a further round
of interest rate cuts in Japan and
Europe. For instance, the Bank of
Japan lowered the call overnight
money rate to 0.8% from 1.25%. Addi-
tionally, the Bank of Japan continued
to intervene aggressively in foreign
exchange markets, selling yen for
US dollars. Over the same period, the
Bundesbank cut the key Lombard
and discount rates by 50 basis points,
and on two occasions joined other
central banks in concerted currency
intervention to support the US dollar.

Monetary conditions have eased
appreciably in Japan and Europe, and
over the September quarter financial
markets largely discounted this eas-
ing. Our current portfolio reflects our
anticipation of a further recovery in
profits expectations in Japan and
some European countries resulting
from the US dollar recovery and
interest rate cuts.

The Fund's emerging markets stance
reflects our concern that US interest
rate expectations may rise, resulting
in underperformance in some US
interest-rate sensitive markets like
Malaysia, Thailand, Mexico and
Argentina. As a result, we continued
to emphasize markets like Brazil,
Portugal, Korea, India and South
Africa in the Fund's portfolio.


In Conclusion
International small cap issues have
risen much in line with large cap
issues, with both responding to a
favorable shift in monetary conditions
in both Japan and Germany. Our
investment strategy currently antici-
pates further positive implications of
this recent monetary easing for small
cap equities in Japan, some peripheral
European countries and some emerg-
ing markets. We remain underweight-
ed in US and UK small cap issues.

We continue to favor a US dollar bias
in the Fund, and as a consequence
we anticipate maintaining a partial
hedge out of yen into US dollars.
However, at some stage in the upcom-
ing December quarter, we may become
more defensive in our investment
strategy. A key factor will be the
strength of the US economy and the
path of US bond yields. Looking
further ahead into 1996, we believe
that small cap issues outside the
United States are likely to outperform
larger cap issues as profit growth
accelerates.

We thank you for your continued
interest in Merrill Lynch Global
SmallCap Fund, Inc., and we look
forward to reviewing our strategy
with you in our upcoming annual
report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Andrew Bascand)
Andrew Bascand
Senior Portfolio Manager/
Asset Allocator



(Kenneth Chiang)
Kenneth Chiang
Co-Portfolio Manager
Emerging Markets Investments--Asia



(Adrian Holmes)
Adrian Holmes
Co-Portfolio Manager
European Investments



(Grace Pineda)
Grace Pineda
Co-Portfolio Manager
Emerging Markets Investments--
Europe and Latin America



(James Russell)
James Russell
Co-Portfolio Manager
Japanese Investments



(Dennis Stattman)
Dennis Stattman
Co-Portfolio Manager
US Investments


October 24, 1995

PERFORMANCE DATA

About Fund
Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM
System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994, which, in the case of certain eligible investors, were simulta-neously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C
  Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 5. Data for Class B and Class D Shares are presented in the "Performance
Summary" and "Average Annual Return" tables below and on page 5. Data for Class A and Class C Shares are also presented in the "Aggregate Total Return" tables below.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class B and Class D Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class A and Class C Shares for the since inception (October 21, 1994) and 3-month periods ended September 30, 1995. All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a represen-tation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Aggregate
Total Return



                                  % Return Without   % Return With
                                    Sales Charge      Sales Charge**

Class A Shares*

Inception (10/21/94) through 9/30/95   -3.41%           -8.48%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                      % Return         % Return
                                    Without CDSC      With CDSC**

Class C Shares*

Inception (10/21/94) through 9/30/95   -4.33%           -5.29%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after
  1 year.
**Assuming payment of applicable contingent deferred sales charge.

Average Annual
Total Return


                                      % Return         % Return
                                    Without CDSC      With CDSC**

Class B Shares*

Year Ended 9/30/95                     -5.01%           -8.81%
Inception (8/5/94) through 9/30/95     -5.44            -7.90

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after
  4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                  % Return Without   % Return With
                                    Sales Charge      Sales Charge**

Class D Shares*

Year Ended 9/30/95                     -4.29%           -9.32%
Inception (8/5/94) through 9/30/95     -4.65            -9.01

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.





Performance
Summary--
Class B Shares
                              Net Asset Value                   Capital Gains
Period Covered           Beginning         Ending                Distributed                Dividends Paid*             % Change**
8/5/94--12/31/94          $10.00           $9.34                   $0.005                         --                      -6.55%
1/1/95--9/30/95             9.34            9.37                     --                           --                      +0.32
                                                                   ------
                                                             Total $0.005

                                                                                   Cumulative total return as of 9/30/95: -6.25%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect the deduction of any sales charge; results would be lower if sales charge was deducted.



Performance
Summary--
Class D Shares
                              Net Asset Value                   Capital Gains
Period Covered           Beginning         Ending                Distributed                Dividends Paid*             % Change**
8/5/94--12/31/94          $10.00           $9.37                   $0.005                         --                      -6.25%
1/1/95--9/30/95             9.37            9.46                     --                           --                      +0.96
                                                                   ------
                                                             Total $0.005

                                                                                   Cumulative total return as of 9/30/95: -5.35%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Recent
Performance
Results*
                                                                                                          12 Month       3 Month
                                                                9/30/95       6/30/95       9/30/94++     % Change++     % Change
Class A Shares                                                   $9.48         $8.92         $9.82        -3.41%(1)       +6.28%
Class B Shares                                                    9.37          8.84          9.87        -5.01(1)        +6.00
Class C Shares                                                    9.37          8.84          9.80        -4.33(1)        +6.00
Class D Shares                                                    9.46          8.91          9.89        -4.29(1)        +6.17
Class A Shares--Total Return                                                                              -3.41(1)        +6.28
Class B Shares--Total Return                                                                              -5.01(1)        +6.00
Class C Shares--Total Return                                                                              -4.33(1)        +6.00
Class D Shares--Total Return                                                                              -4.29(1)        +6.17

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
 ++Investment results shown for Class A and Class C are since inception (10/21/94).
(1)Percent change includes reinvestment of $0.005 per share capital gains distributions.




SCHEDULE OF INVESTMENTS                                                                                            (in US dollars)
                                                                                                                        Percent of
EUROPE        Industries          Shares Held               Investments                         Cost          Value     Net Assets
Austria       Utilities--Electric      12,700    Oesterreichische Elektrizitats AG
                                                   (Verbund)                                $    783,569   $    847,088       0.6%

                                                 Total Investments in Austria                    783,569        847,088       0.6


Belgium       Building Materials       20,420    Terca Brick Industries                        1,016,106      1,002,234       0.7

                                                 Total Investments in Belgium                  1,016,106      1,002,234       0.7


Denmark       Engineering &            12,500    FLS Industries A/S                              901,389      1,108,308       0.7
              Construction

                                                 Total Investments in Denmark                    901,389      1,108,308       0.7


Finland       Airlines                225,000    Finnair OY                                    1,533,951      1,763,117       1.1

              Chemicals                91,500    Kemira OY                                       650,694        731,983       0.5

              Holding Company          60,000    America Group Ltd.                            1,079,450      1,150,850       0.7
                                       29,000    Fiskars OY AB                                 1,479,062      1,594,115       1.0
                                                                                            ------------   ------------     ------
                                                                                               2,558,512      2,744,965       1.7

                                                 Total Investments in Finland                  4,743,157      5,240,065       3.3


France        Advertising              14,500    Euro RSCG Worldwide, S.A.                     1,314,199      1,369,480       0.9

              Holding Company           3,722    Societe EuraFrance S.A.                       1,182,561      1,103,807       0.7

                                                 Total Investments in France                   2,496,760      2,473,287       1.6

Germany       Machinery &              39,100    Kloeckner Werke AG                            3,734,471      1,313,734       0.9
              Engineering

                                                 Total Investments in Germany                  3,734,471      1,313,734       0.9


Greece        Banking                   6,970    Ergo Bank S.A. (Registered)                     325,290        337,953       0.2

              Building &                7,990    Titan Cement Co. S.A.                           302,811        342,649       0.2
              Construction

              Foods                    17,129    Delta Dairy S.A. (Ordinary)                     395,650        380,522       0.3

                                                 Total Investments in Greece                   1,023,751      1,061,124       0.7


Ireland       Banking & Finance       700,000    Anglo Irish Bank Corp. PLC                      607,595        664,128       0.4

              Foods                   214,100    Greencore PLC                                 1,530,369      1,676,888       1.1

                                                 Total Investments in Ireland                  2,137,964      2,341,016       1.5


Italy         Building &              434,600    Fochi Filippo S.p.A. (Ordinary)               1,346,030        188,488       0.1
              Construction            250,000    Fochi Filippo S.p.A. (Warrants) (b)             138,508          1,549       0.0
                                                                                            ------------   ------------     ------
                                                                                               1,484,538        190,037       0.1

              Consumer Goods          205,000    Merloni Elettrodomestici S.p.A.                 337,062        219,734       0.1

              Diversified           1,850,000    Compagnie Industriali Riunite S.p.A. (CIR)    2,071,370      1,196,654       0.8

                                                 Total Investments in Italy                    3,892,970      1,606,425       1.0


Netherlands   Capital Goods            65,000    Ahrend Groep NV                               1,340,569      2,316,204       1.5

              Retail Trade             26,250    Deboer Winkelbedrijven                        1,044,419      1,288,213       0.8

                                                 Total Investments in the Netherlands          2,384,988      3,604,417       2.3


Poland        Engineering &           131,800    Elektrim Towarzystwo Handlowe S.A.              462,537        487,947       0.3
              Construction

              Tire & Rubber            30,000    T.C. Debica                                     399,679        431,921       0.3

                                                 Total Investments in Poland                     862,216        919,868       0.6

Portugal      Building &               47,000    Efacec Fabril de Maquinas Electricas S.A.       556,813        414,420       0.3
              Construction

              Retail Sales             12,600    Estabelecimentos Jeronimo Martins
                                                   & Filho S.A.                                  644,835        631,135       0.4

                                                 Total Investments in Portugal                 1,201,648      1,045,555       0.7


Spain         Glass                    25,800    Cristaleria Espanola S.A.                     1,136,587      1,607,802       1.1

              Real Estate              98,000    Vallehermoso S.A.                             1,603,094      1,729,039       1.1

              Textiles                115,000    Algodonera de San Antonio                     1,269,666        949,336       0.6

                                                 Total Investments in Spain                    4,009,347      4,286,177       2.8


Sweden        Engineering &            34,600    Celsius Industrier AB                           509,836        591,449       0.4
              Construction             67,500    Lundbergforetagen AB ('B' Shares)               800,969        793,568       0.5
                                       72,900    Svedala Industri AB                           1,742,255      2,197,842       1.4
                                                                                            ------------   ------------     ------
                                                                                               3,053,060      3,582,859       2.3

              Forest Products/      1,153,500    Rottneros Bruk AB Free                        1,779,027      1,996,740       1.3
              Paper & Packaging

                                                 Total Investments in Sweden                   4,832,087      5,579,599       3.6


Switzerland   Engineering &             1,210    Daetwyler Holdings AG                         2,108,607      2,229,498       1.5
              Construction              1,725    Swheizerische Industrie--Gasellschaft
                                                   Holdings AG (SIG)                           1,802,127      1,850,346       1.2

                                                 Total Investments in Switzerland              3,910,734      4,079,844       2.7


Turkey        Beverage                 62,475    Ege Biracilik Ve Malt Sanayii A.S.               24,973         38,706       0.0

              Building &              726,881    Alarko Holdings A.S.                            280,927        295,300       0.2
              Construction

              Insurance               596,250    Aksigorta A.S.                                  119,250         83,569       0.1

                                                 Total Investments in Turkey                     425,150        417,575       0.3

United        Automobile Parts        195,000    Croda International PLC (Ordinary)            1,118,968      1,084,855       0.7
Kingdom
              Brewery                 357,000    Boddington Group PLC                          1,406,763      1,495,232       1.0

              Computers               400,000    Acorn Computer Group PLC                        569,441        689,098       0.5

              Diversified             889,000    Howden Group PLC                              1,262,630      1,194,305       0.8

              Food & Beverage         667,000    Hazlewood Foods PLC                           1,271,988      1,286,116       0.8

              Health/                 780,000    London International Group (Ordinary)         1,200,235      1,627,283       1.1
              Personal Care

              Manufacturing           221,500    Low & Bonar PLC (Ordinary)                    1,458,747      1,753,905       1.1

              Media/Publishing        300,000    International Business Communications
                                                   (Ordinary)                                  1,043,116      1,588,403       1.0

              Transportation          230,000    Ocean Group PLC (Ordinary)                      977,405      1,288,661       0.8

                                                 Total Investments in the United Kingdom      10,309,293     12,007,858       7.8


                                                 Total Investments in Europe                  48,665,600     48,934,174      31.8


SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
LATIN                                                                                                                   Percent of
AMERICA       Industries          Shares Held              Investments                          Cost          Value     Net Assets
Brazil        Appliances            3,200,000    Brasmotor Group S.A. (Preferred)           $    641,325   $    819,307       0.6%
                                  363,400,000    Refrigeracao Parana S.A. (Preferred)            734,319        953,305       0.6
                                                                                            ------------   ------------     ------
                                                                                               1,375,644      1,772,612       1.2

              Automotive               14,700    CAPCO Automotive Products Corp. S.A.
                                                   (ADR) (a)                                     124,950        135,975       0.1

              Textiles              2,054,000    Companhia de Tecidos Norte de Minas S.A.
                                                   (Preferred)                                   652,560        672,453       0.4

                                                 Total Investments in Brazil                   2,153,154      2,581,040       1.7


Colombia      Retail                   27,000    Gran Cadena de Almacenes Colombianos S.A.
                                                   (CADENALCO) (ADR) (a)                         472,500        357,750       0.2

                                                 Total Investments in Colombia                   472,500        357,750       0.2

Mexico        Broadcasting &          253,000    Grupo Fernandez Editores, S.A. de C.V.--BCP     404,963        126,897       0.1
              Publishing

              Building &               38,500    Corporacion Geo, S.A. de C.V. 'B' (ADR) (a)     476,532        505,890       0.3
              Construction

              Retail Stores           100,000    Sears Roebuck de Mexico, S.A.
                                                   de C.V. 'B' (ADR) (a)                         655,400        725,000       0.5

                                                 Total Investments in Mexico                   1,536,895      1,357,787       0.9


Peru          Foods                   356,300    Companhia Industrial Peru Pacifico S.A.         383,299        427,750       0.3

                                                 Total Investments in Peru                       383,299        427,750       0.3


Venezuela     Building Materials       60,000    Corimon C.A. S.A.C.A. (ADR) (a)                 367,200        330,000       0.2

                                                 Total Investments in Venezuela                  367,200        330,000       0.2


                                                 Total Investments in Latin America            4,913,048      5,054,327       3.3


MIDDLE EAST/
AFRICA


South Africa  Diversified              37,616    Morgan Stanley Africa Investment Fund           413,776        460,796       0.3
                                       29,000    New South Africa Fund, Inc.                     398,675        416,875       0.2
                                       29,000    Southern Africa Fund, Inc.                      409,625        427,750       0.3
                                                                                            ------------   ------------     ------
                                                                                               1,222,076      1,305,421       0.8

              Mining                   38,000    Kinross Mines Ltd.                              407,226        416,324       0.3

                                                 Total Investments in South Africa             1,629,302      1,721,745       1.1


Zimbabwe      Beverages               249,000    Delta Corporation                               396,017        381,989       0.3

                                                 Total Investments in Zimbabwe                   396,017        381,989       0.3


                                                 Total Investments in the
                                                 Middle East/Africa                            2,025,319      2,103,734       1.4

NORTH
AMERICA


Canada        Insurance                67,925    Cambior Inc.                                    987,616        730,194       0.5

              Leisure                 100,384    Four Seasons Hotels Ltd.                      1,144,986      1,268,040       0.8

                                                 Total Investments in Canada                   2,132,602      1,998,234       1.3


United        Aerospace               110,000    UNC, Inc.                                       637,625        687,500       0.4
States
              Apparel                 115,000    Farah, Inc.                                   1,148,408        848,125       0.6
                                       15,000    Marisa Christina, Inc.                          168,950        232,500       0.1
                                       32,000    Norton McNaughton, Inc.                         499,699        712,000       0.5
                                                                                            ------------   ------------     ------
                                                                                               1,817,057      1,792,625       1.2

              Banking &                 6,200    Bankers Corp.                                    94,023        110,050       0.1
              Finance                  39,300    Charter One Financial, Inc.                     800,438      1,154,438       0.8
                                        9,200    The Co-Operative Bank of Concord                132,250        167,900       0.1
                                       33,000    Roosevelt Financial Group, Inc.                 535,963        581,625       0.4
                                                                                            ------------   ------------     ------
                                                                                               1,562,674      2,014,013       1.4

              Biotechnology            15,000    COR Therapeutics, Inc.                          168,375        166,875       0.1
                                       16,000    Cytel Corp.                                      96,656        108,000       0.1
                                       15,000    Scios Nova, Inc.                                 74,025         59,062       0.0
                                                                                            ------------   ------------     ------
                                                                                                 339,056        333,937       0.2

              Building & Building      33,000    Oakwood Homes Corporation                       869,607      1,163,250       0.8
              Materials                51,000    Redman Industries, Inc.                         913,875      1,313,250       0.9
                                       15,300    Ryland Group, Inc.                              206,581        237,150       0.2
                                       39,800    Washington Homes, Inc.                          199,396        199,000       0.1
                                                                                            ------------   ------------     ------
                                                                                               2,189,459      2,912,650       2.0

              Business Services       123,300    Applied Bioscience International, Inc.          713,757        786,037       0.5

              Chemicals                 3,000    Arcadian Corp.                                   46,500         61,125       0.0

              Computer Software        32,000    Information Resources, Inc.                     452,000        424,000       0.3
                                        8,000    Progress Software Corporation                   469,730        532,000       0.3
                                       28,000    VMARK Software, Inc.                            439,368        416,500       0.3
                                                                                            ------------   ------------     ------
                                                                                               1,361,098      1,372,500       0.9

              Computers                10,500    Storage Technology Corporation                  206,798        257,250       0.2
                                       25,000    Stratus Computer, Inc.                          787,870        656,250       0.4
                                                                                            ------------   ------------     ------
                                                                                                 994,668        913,500       0.6

              Data Processing          10,000    Cognos, Inc.                                    121,250        340,000       0.2
                                       25,000    SHL Systemhouse, Inc.                           125,000        312,500       0.2
                                       20,000    Sterling Software, Inc.                         639,467        910,000       0.6
                                                                                            ------------   ------------     ------
                                                                                                 885,717      1,562,500       1.0

              Electrical Equipment     20,000    Comptek Research, Inc.                          238,700        347,500       0.2

              Electronics              10,000    Analogic Corporation                            171,250        195,000       0.1

              Environmental Control    20,000    Newpark Resources, Inc.                         342,500        350,000       0.2

              Financial Services       60,000    Ampal-American Israel Corp.                     418,839        345,000       0.2



SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
NORTH AMERICA                     Shares Held/                                                                          Percent of
(concluded)   Industries          Face Amount               Investments                          Cost          Value    Net Assets
United        Healthcare--             60,000    Beverly Enterprises, Inc.                  $    810,553   $    825,000       0.5%
States        Products/Services        50,000    Charter Medical Corp.                           874,658      1,025,000       0.7
(concluded)                            53,800    Ramsay Health Care, Inc.                        330,777        195,025       0.1
                                       14,038    Ramsey Managed Care, Inc.                        31,585         31,585       0.0
                                                                                            ------------   ------------     ------
                                                                                               2,047,573      2,076,610       1.3

              Home Furnishing          21,000    Crown Crafts, Inc.                              312,248        273,000       0.2

              Insurance                35,000    Ace, Ltd.                                       788,700      1,203,125       0.8
                                       56,700    Capital Guaranty Corp.                          849,802      1,261,575       0.8
                                       50,000    First Colony Corp.                            1,052,037      1,350,000       0.9
                                       22,500    Harleysville Group, Inc.                        459,037        652,500       0.4
                                       60,000    PXRE Corp.                                    1,375,075      1,605,000       1.0
                                       48,000    Security-Connecticut Corp.                    1,037,380      1,326,000       0.9
                                                                                            ------------   ------------     ------
                                                                                               5,562,031      7,398,200       4.8

              Natural                  30,000    Brown (Tom), Inc.                               364,775        408,750       0.3
              Resources               100,000    Coho Resources, Inc.                            466,689        500,000       0.3
                                       35,000    Plains Resources, Inc.                          218,750        277,812       0.2
                                       50,000    Total Petroleum of North America                613,000        512,500       0.3
                                       55,000    TransTexas Gas Corp.                            605,000        996,875       0.6
                                                                                            ------------   ------------     ------
                                                                                               2,268,214      2,695,937       1.7

              Oil & Related             4,000    Core Laboratories N.V.                           48,000         48,000       0.0

              Pharmaceuticals          19,800    Neorx Corp.                                     133,175        136,125       0.1
                                       15,000    Univax Biologics, Inc.                          103,584         95,625       0.1
                                       10,000    Vical, Inc.                                      81,077        113,750       0.1
                                                                                            ------------   ------------     ------
                                                                                                 317,836        345,500       0.3

              Real Estate Investment   27,000    Carr Realty Corp.                               539,996        506,250       0.3
              Trust                    50,000    Crown American Realty Trust                     726,750        412,500       0.3
                                                                                            ------------   ------------     ------
                                                                                               1,266,746        918,750       0.6

              Restaurants              67,500    TPI Enterprises, Inc.                           377,458        295,312       0.2

              Retailing                55,000    Baker (J.), Inc.                                970,300        433,125       0.3
                                       70,000    Catherines Stores Corp.                         596,740        787,500       0.5
                                       40,000    Hancock Fabrics, Inc.                           371,281        400,000       0.3
                                       21,000    Pier 1 Imports, Inc.                            166,000        212,625       0.1
                                       15,000    Rex Stores Corp.                                195,900        281,250       0.2
                                       80,000    Service Merchandise Co., Inc.                   437,637        570,000       0.4
                                                                                            ------------   ------------     ------
                                                                                               2,737,858      2,684,500       1.8

              Textiles                 75,000    Burlington Industries, Inc.                     873,330        946,875       0.6

              Transportation           20,000    Kirby Corp.                                     318,656        310,000       0.2

              Utilities--Water         10,000    American Water Works Company, Inc.              276,850        306,250       0.2

                                                 Total Investments in the United States       28,125,700     31,972,822      20.8


                                                 Total Investments in North America           30,258,302     33,971,056      22.1

PACIFIC
BASIN


Australia     Insurance               146,734    QBE Insurance Group                             564,034        623,880       0.4

              Merchandising            25,800    Amway Asia Pacific Ltd.                         806,761        964,275       0.6

              Mining                  227,660    QCT Resources Ltd.                              225,663        275,086       0.2

                                                 Total Investments in Australia                1,596,458      1,863,241       1.2


Hong Kong     Broadcasting &          480,000    Ming Pao Enterprise Corp. Ltd.                  361,863        225,062       0.1
              Publishing

              Financial      US$      920,000    Goldlion Capital Corp., 4.875%
              Services                             due 2/01/1999                                 698,199        880,900       0.6
                                    2,860,000    Winton Holdings Ltd.                          1,040,875        654,775       0.4
                                                                                            ------------   ------------     ------
                                                                                               1,739,074      1,535,675       1.0

              Packaging             1,672,600    Sinocan Holdings Ltd.                           477,907        616,581       0.4

                                                 Total Investments in Hong Kong                2,578,844      2,377,318       1.5


Indonesia     Banking--               163,000    PT Bank Bali                                    337,016        399,404       0.3
              International

              Telecommunications      204,000    PT Kabelmetal Indonesia                         287,351        231,921       0.2
              & Equipment

                                                 Total Investments in Indonesia                  624,367        631,325       0.5


Japan         Apparel                 100,000    Goldwin Inc.                                  1,289,360        737,374       0.5

              Automobile Parts         58,300    Murakami Corp.                                1,156,073        865,667       0.5
                                       71,000    Sanoh Industrial                                963,400        606,010       0.4
                                      110,000    Showa Corp.                                   1,098,685        777,778       0.5
                                       89,000    Yamakawa Industrial Co.                       1,085,484        728,182       0.5
                                                                                            ------------   ------------     ------
                                                                                               4,303,642      2,977,637       1.9

              Banks                    17,000    Bank of the Ryukyus, Ltd.                       988,951        667,980       0.4

              Beverages                79,000    Hokkaido Coca-Cola Bottling Co., Ltd.         1,298,058      1,021,414       0.7
                                       74,800    Sanyo Coca-Cola Bottling Co., Ltd.            1,130,306        974,667       0.6
                                                                                            ------------   ------------     ------
                                                                                               2,428,364      1,996,081       1.3

              Chemicals                70,000    Katakura Chikkarin Co., Ltd.                    830,212        552,222       0.3

              Computer Services        47,080    TKC Corp.                                     1,376,809      1,146,089       0.7

              Construction             77,590    Japan Foundation Engineering                  1,657,836      1,614,499       1.1
                                       75,920    Tsuchiya Home Co.                             1,667,047      1,035,273       0.7
                                       35,200    USK Corp.                                       597,627        568,889       0.4
                                      143,000    Yondenko Corp.                                1,395,662      1,300,000       0.8
                                                                                            ------------   ------------     ------
                                                                                               5,318,172      4,518,661       3.0

              Consumer Electricals     59,000    Roland Corp.                                  1,429,975      1,072,727       0.7

              Electrical Equipment     84,000    Energy Support Corp.                            642,525        477,697       0.3
                                       45,600    Maspro Denkoh Corp.                           1,272,483        824,485       0.5
                                       26,000    Shinmei Electric Co.                          1,340,491        302,020       0.2
                                       52,000    Sukegawa Electric Co.                           682,343        512,121       0.3
                                                                                            ------------   ------------     ------
                                                                                               3,937,842      2,116,323       1.3



SCHEDULE OF INVESTMENTS (continued)                                                                                (in US dollars)
PACIFIC BASIN                     Shares Held/                                                                          Percent of
(concluded)   Industries          Face Amount               Investments                          Cost          Value    Net Assets
Japan         Foods/Food               36,000    Ariake Japan Co., Ltd.                     $  1,533,040   $  1,174,545       0.8%
(concluded)   Processing

              Health Services          40,000    Kanto Biomedical Laboratory                     845,365        537,374       0.4
                                       26,000    SRL Inc.                                        557,018        724,848       0.5
                                                                                            ------------   ------------     ------
                                                                                               1,402,383      1,262,222       0.9

              Industrials              27,000    Roki Techno Co., Ltd.                           870,024        610,909       0.4

              Iron & Steel            199,000    Nippon Chutesukan                             1,262,444        918,616       0.6

              Leasing                  28,000    Marufuji Sheet Piling Co., Ltd.                 301,153        189,495       0.1
                                       51,700    Nissho Iwai Steel Leasing Co.                   624,366        292,444       0.2
                                                                                            ------------   ------------     ------
                                                                                                 925,519        481,939       0.3

              Machinery                54,102    Giken Seisakusho Co. Inc.                     1,454,121        847,058       0.6

              Metal Fabrication       115,000    Mory Industries Inc.                            953,698        665,606       0.4
                                      124,000    Toyo Kohan Co., Ltd.                          1,057,406        926,869       0.6
                                                                                            ------------   ------------     ------
                                                                                               2,011,104      1,592,475       1.0

              Packaging                45,800    Chuo Kagaku Co. Ltd.                          1,931,203        763,333       0.5

              Paper                   109,000    Tomoku Co., Ltd.                                859,183        560,414       0.4

              Pharmaceuticals          21,600    Towa Pharmaceutical Co.                       1,529,792      1,101,818       0.7

              Pollution Control       163,000    Organo Corp.                                  1,788,702      1,606,949       1.1

              Real Estate              53,000    Keihanshin Real Estate Co. Ltd.                 525,507        376,354       0.2
                                       56,000    TOC Corp.                                       596,958        538,505       0.4
                                                                                            ------------   ------------     ------
                                                                                               1,122,465        914,859       0.6

              Restaurants              47,000    Aim Services Co., Ltd.                        1,405,610      1,020,707       0.7
                                       41,500    Mos Food Services, Inc.                       1,468,614      1,068,939       0.7
                                       83,800    Ohsho Food Service Corp.                      2,268,651      1,692,929       1.1
                                                                                            ------------   ------------     ------
                                                                                               5,142,875      3,782,575       2.5

              Retail Specialty         60,000    ADO Electric Industrial Co., Ltd.             1,956,905      1,515,152       1.0
                                       50,000    Arcland Sakamoto                                964,197        666,667       0.4
                                       91,000    Daika Corporation                             1,444,684        625,051       0.4
                                       53,900    Home Wide Corp.                               1,078,769        615,222       0.4
                                       34,800    Nitori Co.                                    1,257,950      1,110,788       0.7
                                                                                            ------------   ------------     ------
                                                                                               6,702,505      4,532,880       2.9

              Retail Stores           119,000    Sotetsu Rosen Co., Ltd.                       1,112,252        937,576       0.6

              Services                 63,800    Ichinen Co., Ltd.                             1,690,116      1,353,333       0.9

              Textiles                 79,000    Komatsu Seiren Co., Ltd.                      1,166,141        730,949       0.5

              Trading                  31,000    Japan CBM Corp.                               1,200,936        814,141       0.5

              Trucking                108,000    Nippon Konpo Unyu Soko                        1,045,185        871,636       0.5
                                       95,000    Tonami Transportation Co., Ltd.                 743,587        590,152       0.4
                                                                                            ------------   ------------     ------
                                                                                               1,788,772      1,461,788       0.9

                                                 Total Investments in Japan                   57,396,904     41,233,473      26.8


Malaysia      Broadcasting            158,000    Sistem Televisyen Malaysia BHD                  477,231        481,362       0.3

              Newspaper/              132,000    New Straits Times Press BHD                     541,189        373,238       0.2
              Publishing
                                                 Total Investments in Malaysia                 1,018,420        854,600       0.5

New Zealand   Broadcasting &          229,000    Independent News Ltd.                           711,948        662,598       0.4
              Publishing

              Electronics              46,500    PDL Industries Ltd.                             218,223        247,685       0.2

              Foreign        NZ$    5,925,000    New Zealand Government Bonds, 8%
              Government                           due 11/15/1995++                            3,776,833      3,889,734       2.5
              Obligations

              Transportation--        154,400    Ports of Auckland Ltd.                          270,171        338,106       0.2
              Marine
                                                 Total Investments in New Zealand              4,977,175      5,138,123       3.3


South Korea   Electronics               4,456    Samsung Electronics Co.                         435,574        630,524       0.4

              Iron/Steel               15,385    Pohang Iron & Steel Company, Ltd.               442,780        505,782       0.3

              Telecommunications       29,000    Korea Mobile Telecommunications Corp.
                                                   (GDR) (c)                                   1,004,125      1,029,500       0.7

                                                 Total Investments in South Korea              1,882,479      2,165,806       1.4


                                                 Total Investments in the Pacific Basin       70,074,647     54,263,886      35.2


SOUTHEAST
ASIA


India         Hotels                   49,000    East India Hotels Ltd.                          713,000        931,000       0.6

              Media                   170,000    Videocon International Ltd. (GDR) (c)           670,888        433,500       0.3

                                                 Total Investments in Southeast Asia           1,383,888      1,364,500       0.9


SHORT-TERM                              Face
SECURITIES                             Amount                   Issue                            Cost


              Commercial        US$   919,000    General Electric Capital Corp., 6.45%
              Paper*                               due 10/02/1995                                918,671        918,671       0.6

                                                 Total Investments in Commercial Paper           918,671        918,671       0.6


              US Government                      US Treasury Bills++++:
              & Agency              4,000,000      5.25% due 10/26/1995                        3,984,833      3,983,652       2.6
              Obligations*             50,000      5.29% due 10/26/1995                           49,809         49,796       0.0
                                       40,000      5.38% due 10/26/1995                           39,844         39,836       0.0
                                       80,000      5.42% due 10/26/1995                           79,687         79,673       0.1
                                      200,000      5.43% due 10/26/1995                          199,216        199,183       0.1

                                                 Total Investments in US Government &
                                                 Agency Obligations                            4,353,389      4,352,140       2.8

                                                 Total Investments in Short-Term
                                                 Securities                                    5,272,060      5,270,811       3.4

SCHEDULE OF INVESTMENTS (concluded)                                                                                (in US dollars)
OPTIONS                               Face                                                    Premiums                  Percent of
PURCHASED                            Amount                   Issue                             Paid           Value    Net Assets
             Currency         YEN   2,000,000    Japanese Yen, expiring January 1996
             Put Options                           at YEN 86.15                             $     66,456   $    242,844       0.0%
             Purchased              5,000,000    Japanese Yen, expiring September 1996
                                                   at YEN 105                                    117,500         72,000       0.2

                                                 Total Investments in Options Purchased          183,956        314,844       0.2


             Total Investments                                                              $162,776,820    151,277,332      98.3
                                                                                            ============
             Variation Margin on Stock Index Futures Contracts**                                                 (3,666)      0.0

             Unrealized Appreciation on Forward Foreign Exchange Contracts***                                 2,737,838       1.8

             Liabilities in Excess of Other Assets                                                              (57,945)     (0.1)
                                                                                                           ------------     ------
             Net Assets                                                                                    $153,953,559     100.0%
                                                                                                           ============     ======


             Net Asset    Class A--Based on net assets of $1,752,887 and
             Value:                184,863 shares outstanding                                              $       9.48
                                                                                                           ============
                          Class B--Based on net assets of $123,537,750 and
                                   13,183,043 shares outstanding                                           $       9.37
                                                                                                           ============
                          Class C--Based on net assets of $4,275,146 and
                                   456,311 shares outstanding                                              $       9.37
                                                                                                           ============
                          Class D--Based on net assets of $24,387,776 and
                                   2,578,670 shares outstanding                                            $       9.46
                                                                                                           ============


          (a)American Depositary Receipt (ADR).
          (b)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and the number of shares are subject to adjustment under certain conditions until the expiration date.
          (c)Global Depositary Receipt (GDR).
           ++Security represents collateral in connection with open options.
         ++++Securities represent collateral in connection with stock index futures contracts.
            *Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
           **Stock index futures contracts purchased as of September 30, 1995 were as follows:

             Number of                                            Expiration
             Contracts             Issue          Exchange           Date             Value
                21               Hang Seng        Hong Kong      October 1995      $1,311,685
                                                  Securities
                                                  Exchange

             Total Stock Index Futures Contracts Purchased
             (Total Contract Price--$1,297,017)                                    $1,311,685
                                                                                   ==========

          ***Forward foreign exchange contracts as of September 30, 1995 were as follows:
                                                                                  Unrealized
             Foreign Currency                           Expiration               Appreciation
             Purchased                                     Date                 (Depreciation)
             YEN     395,672,550                       October 1995               $  (239,469)

             Total (US$ Commitment--$4,250,000)                                   $  (239,469)
                                                                                  -----------

             Foreign Currency Sold

             Ats      21,193,600                       October 1995               $    79,109
             Chf       3,613,332                       October 1995                    37,570
             DM        2,439,415                       October 1995                    64,925
             Fmk      16,044,000                       October 1995                    63,481
             Frf       4,956,510                       October 1995                    23,934
             Nlg       3,998,518                       October 1995                    (2,538)
             YEN   3,071,455,000                       October 1995                 2,710,826

             Total (US$ Commitment--$48,324,338)                                  $ 2,977,307
                                                                                  -----------
             Total Unrealized Appreciation--Net on Forward
             Foreign Exchange Contracts                                           $ 2,737,838
                                                                                  ===========

EQUITY PORTFOLIO CHANGES

 Additions

 America Group Ltd.
 Ampal-American Israel Corp.
 Arcadian Corp.
*Astea International, Inc.
 Core Laboratories N.V.
 Corporacion Geo, S.A. de C.V. 'B' (ADR)
 Cytel Corp.
 Delta Corporation
*Desktop Data, Inc.
 Efacec Fabril de Maquinas Electricas, S.A.
 Elektrim Towarzystwo Handlowe S.A.
 Estabelecimentos Jeronimo Martins & Filho
   S.A.
*Harbinger Corp.
 Information Resources, Inc.
*Jayhawk Acceptance Corp.
 Kinross Mines Ltd.
 Korea Mobile Telecommunications Corp.
   (GDR)
 Lundbergforetagen AB ('B' Shares)
 Neorx Corp.
*Netscape Communications Corp.
 Newpark Resources, Inc.
 Norton McNaughton, Inc.
*Novadigm, Inc.
*Oakley, Inc.
*Pediatrix Medical Group
 Progress Software Corporation
*Redhook Ale Brewery, Inc.
 Rottneros Bruk AB Free
 Sears Roebuck de Mexico, S.A. de C.V. 'B'
*Smartflex Systems Inc.
 T.C. Debica
*TelCom Semiconductor, Inc.
 Univax Biologics, Inc.
 VMARK Software, Inc.


 Deletions

*Astea International, Inc.
 Banco Osorno y La Union S.A. (ADR)
 Beiren Printing Machinery Holdings Ltd.
   (Class H)
 Blount, Inc. (Class A)
 Bohler Uddeholm A.G.
 Brembo S.p.A.
 British Columbia Gas Inc.
*Desktop Data, Inc.
 Fuji Oil Co., Ltd.
 Genetic Therapy, Inc.
 George Fisher AG
*Harbinger Corp.
 Indian Tobacco Co. Ltd. (ADR)

*Jayhawk Acceptance Corp.
 Jones Apparel Group, Inc.
 Kimberly-Clark de Mexico, S.A. de C.V.
 Kyowa Engineering Consulting
 Landmark Graphics Corp.
 Micro Focus Group PLC
*Netscape Communications Corp.
*Novadigm, Inc.
*Oakley, Inc.
 OfficeMax, Inc.
 Papeles Nacionales C.A. (ADR)
 ParnterRe Holdings Ltd.
*Pediatrix Medical Group
*Redhook Ale Brewery, Inc.
*Smartflex Systems Inc.
 Symantec Corp.
*TelCom Semiconductor, Inc.
 VLSI Technology, Inc.
 Valmet Corporation 'A'

[FN]
*Added and deleted in the same quarter.

PORTFOLIO INFORMATION

Worldwide
Investments
As of 9/30/95


                                  Country of    Percent of
Ten Largest Equity Holdings         Origin      Net Assets

Ahrend Groep NV                   Netherlands      1.5%
Daetwyler Holdings AG             Switzerland      1.5
Svedala Industri AB               Sweden           1.4
Rottneros Bruk AB Free            Sweden           1.3
Swheizerische Industrie--
  Gasellschaft Holdings AG (SIG)  Switzerland      1.2
Finnair OY                        Finland          1.1
Low & Bonar PLC (Ordinary)        United Kingdom   1.1
Vallehermoso S.A.                 Spain            1.1
Ohsho Food Service Corp.          Japan            1.1
Greencore PLC                     Ireland          1.1



                                                Percent of
Ten Largest Industries                          Net Assets

Engineering & Construction                         6.0%
Insurance                                          5.8
Construction                                       3.0
Retail Specialty                                   2.9
Restaurants                                        2.7
Automobile Parts                                   2.6
Holding Company                                    2.4
Diversified                                        2.4
Textiles                                           2.1
Building & Building Materials                      2.0